FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Guarantee period at issue for rate of return on fixed income funds	1 year
Recognized right to reclaim cash collateral	$ 35,700,000	$ 27,500,000
Recognized obligation to return cash collateral		31,100,000
Fair value, long-term debt
Fair value of long-term debt (including current maturities)	261,700,000	283,600,000
Recurring basis | Fair Value
Assets at Fair Value:
Cash and cash equivalents	434,014,000	682,388,000
Short-term marketable securities		77,387,000
Other trading securities	114,300,000	109,676,000
Commodity derivatives	6,086,000	3,884,000
Total Assets at Fair Value	554,400,000	873,335,000
Liabilities at Fair Value:
Deferred compensation	52,771,000	47,953,000
Total Liabilities at Fair Value	52,771,000	47,953,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value:
Cash and cash equivalents	434,014,000	682,388,000
Short-term marketable securities		2,349,000
Other trading securities	38,489,000	36,305,000
Commodity derivatives	6,086,000	3,884,000
Total Assets at Fair Value	478,589,000	724,926,000
Liabilities at Fair Value:
Deferred compensation	21,257,000	16,866,000
Total Liabilities at Fair Value	21,257,000	16,866,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets at Fair Value:
Short-term marketable securities		75,038,000
Other trading securities	75,811,000	73,371,000
Total Assets at Fair Value	75,811,000	148,409,000
Liabilities at Fair Value:
Deferred compensation	31,514,000	31,087,000
Total Liabilities at Fair Value	$ 31,514,000	$ 31,087,000